Supplementary cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of cash flows [abstract]
Receivables, prepaids and other	$ (12,675)	$ (215)
Value-added and other tax receivables	(2,373)	(2,204)
Inventories	(83,633)	(130,339)
Accounts payable and accrued liabilities	69,042	(1,237)
Current income and other taxes payable	219,525	(21,184)
Changes in non-cash working capital	$ 189,886	$ (155,179)